Investment Objectives and Goals	Jun. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree Japan Opportunities Fund (formerly, WisdomTree Japan Hedged SmallCap Equity Fund)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WisdomTree Japan Opportunities Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Opportunities Index (the “Index”).